STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical)	12 Months Ended
Mar. 31, 2014 $ / shares
Statement Of Stockholders' Equity
Common stock subscribed for cash, (in dollars per share)	$ 0.34